Summary of Significant Accounting Policies (Misc) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Advertising Expense	$ 3,535	$ 3,515
Accrued insurance, lower range of self-insurance claim covered by stop-loss insurance coverage	250
Accrued insurance, upper range of self-insurance claim covered by stop-loss insurance coverage	$ 500